Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue	$ 1,348,738	$ 743,913	$ 4,299,717	$ 1,212,870
Cost of revenue	1,572,170	867,150	5,300,037	1,495,042
Gross margin (loss)	(223,432)	(123,237)	(1,000,320)	(282,172)
Operating expenses
Research and development	226,654	328,852	983,528	257,431
Marketing	2,092,021	2,042,655	9,626,982	2,854,904
Stock based compensation	1,080,792	1,570,239	9,661,168	6,861,163
Impairment of goodwill			1,035,795
General and administrative	3,386,385	1,881,014	11,060,927	6,027,665
Total operating expenses	6,785,852	5,822,760	32,368,400	16,001,163
Loss from operations	(7,009,284)	(5,945,997)	(33,368,720)	(16,283,335)
Other income (expenses)
Other income	99		396,223	512,071
Interest expense	(13,896)	(198,671)	(372,106)	(1,376,902)
Accretion of debt discount and issuance cost	(23,477)	(497,165)	(3,612,669)	(4,303,072)
Derivative expense		(100,502)	(100,502)
Change in derivative liability	3,729	(197,389)	(1,096,287)	3,019,457
Impairment of investment			(589,461)	(11,450)
Impairment of debt security				(50,000)
Settlement of vendor liabilities	14,525	92,909	59,792	(126,087)
Loss on marketable securities				(7,453)
Gain on extinguishment of debt	147,256	203,578	1,025,555	(5,586,482)
Gain on forgiveness of debt			279,022	470
Other expenses, net	128,236	(697,240)	(4,010,433)	(7,929,448)
Loss before income tax provision and equity in net loss from unconsolidated investments			(37,379,153)	(24,212,783)
Equity in net loss from equity method investment Income tax provision
Loss before income tax provision	(6,881,048)	(6,643,237)
Income tax provision
Net loss	(6,881,048)	(6,643,237)	(37,379,153)	(24,212,783)
Non-controlling interest in net loss	617,886		86,251
Currency translation gain (loss)	(4,950)	(7,311)	(41,038)	(31,239)
Comprehensive loss	$ (6,885,998)	$ (6,650,548)	$ (37,420,191)	$ (24,244,022)
Per-share data
Basic and diluted loss per share (in Dollars per share)	$ (0.36)	$ (0.68)	$ (2.98)	$ (5.68)
Weighted average number of common shares outstanding (in Shares)	17,707,951	9,836,443	12,652,470	4,812,153
Net Loss attributable to Creatd, Inc.	$ (6,263,162)	$ (6,643,237)	$ (37,292,902)	$ (24,212,783)
Deemed dividend	(81,728)		(410,750)	(3,135,702)
Inducement expense
Net loss attributable to common shareholders	$ (6,344,890)	$ (6,643,237)	$ (37,703,652)	$ (27,348,485)